Goodwill and Other Intangible Assets [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill by Business Segment [Table Text Block]

	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Markets Business Group	Total
		(in millions)
Balance at March 31, 2018:
Goodwill (2)(3)	¥107,237	¥496,191	¥27,724	¥2,300	¥633,452
Accumulated impairment losses (2)	—	(177,750)	(14,368)	—	(192,118)

	107,237	318,441	13,356	2,300	441,334
Foreign currency translation adjustments and other	(1,898)	(5,308)	(237)	—	(7,443)

Balance at March 31, 2019:
Goodwill	105,339	490,883	27,487	2,300	626,009
Accumulated impairment losses	—	(177,750)	(14,368)	—	(192,118)

	105,339	313,133	13,119	2,300	433,891
Goodwill acquired during the fiscal year (1)	34,553	260,639	178,308	—	473,500
Impairment loss	(32,868)	(350,942)	—	—	(383,810)
Foreign currency translation adjustments and other	(1,354)	(12,877)	8,276	—	(5,955)

Balance at March 31, 2020:
Goodwill	138,538	738,645	214,071	2,300	1,093,554
Accumulated impairment losses	(32,868)	(528,692)	(14,368)	—	(575,928)

	¥105,670	¥209,953	¥199,703	¥2,300	¥517,626

Notes:
(1)	See Note 2 for the goodwill acquired in connection with acquisitions.
(2)
Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.

(3)	The balance as of March, 31 2018 reflected the organization change in 2018 appropriately and was erroneously disclosed. Such amount has been restated from the amount previously reported as follows:

	Global Corporate & Investment Banking Business Group		Global Commercial Banking Business Group
	As previously reported	As restated	As previously reported	As restated
	(in millions)
Balance at March 31, 2018:
Goodwill	¥—	¥107,237	¥603,428	¥496,191
Foreign currency translation adjustments and other	—	(1,898)	(7,206)	(5,308)
Balance at March 31, 2019:
Goodwill	—	105,339	596,222	490,883

Carrying Amount of Other Intangible Assets by Major Class [Table Text Block]

	2019			2020
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥2,703,413	¥2,029,775	¥673,638	¥2,852,273	¥2,096,635	¥755,638
Customer relationships	387,936	246,526	141,410	567,886	264,636	303,250
Core deposit intangibles	126,796	88,643	38,153	174,802	100,022	74,780
Trade names	77,204	34,283	42,921	94,748	38,055	56,693
Other	9,601	4,220	5,381	17,374	5,769	11,605

Total	¥3,304,950	¥2,403,447	901,503	¥3,707,083	¥2,505,117	1,201,966

Intangible assets not subject to amortization:
Other (1)			25,693			37,560

Total			¥927,196			¥1,239,526

Note:
(1)	Intangible assets not subject to amortization includes ¥17,431 million and ¥29,641 million of mortgage servicing rights accounted for at fair value at March 31, 2019 and 2020, respectively.

Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years [Table Text Block]

(in millions)
Fiscal year ending March 31:
2021	¥263,056
2022	228,137
2023	188,358
2024	150,702
2025	108,504